Property and equipment	12 Months Ended
Mar. 30, 2019
Property, Plant and Equipment [Abstract]
Property and equipment
5.	Property and equipment:
The components of property and equipment are as follows:

	As of
	March 30, 2019	March 31, 2018 *
	(In thousands)
Leasehold improvements	33,745	31,056
Furniture, fixtures and equipment	13,269	7,185
Software and electronic equipment	12,378	12,804
	59,392	51,045
Accumulated depreciation and impairment charges	(29,665)	(31,619)
	$29,727	$19,426
The Company wrote off $5.8 million of gross fixed assets that were fully amortized during the year ended March 30, 2019 (March 30, 2018 - $9.7 million), mostly related to leasehold improvements. Property and equipment, having a cost of $1.1 million and a net book value of $0.7 million at March 30, 2019, and a cost of $1.1 million and a net book value of $0.9 million at March 31, 2018, are under capital leasing arrangements.
(*) Recast (refer to note 1)